As filed with the Securities and Exchange Commission on December 28, 2016
1933 Act Registration File No. 333-57548
1940 Act File No. 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	52	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	53	[X]

USA MUTUALS
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (800) 688-8257

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, Wisconsin  53202
(414) 765-6872
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on December 30, 2016 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 52 to the Registration Statement of USA Mutuals (the “Trust”) is being filed for the purpose of responding to Staff comments with respect to adding the USA Mutuals/Carbon Beach Deep Value Fund as a new series of the Trust and to make other permissible changes under Rule 485(b).

USA Mutuals/Carbon Beach Deep Value Fund

Institutional Class Shares (DEEPX)
Class A Shares (Not currently available for purchase)

Prospectus
December 30, 2016

Phone: 1–866–264–8783 Web: www.usamutuals.com	Investment Advisor USA Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, Texas 75201

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

This Prospectus applies to Institutional Class and Class A shares of the USA Mutuals/Carbon Beach Deep Value Fund.  Class A is not currently available for purchase.  Institutional Class, Investor Class, Class A and Class C shares, as applicable, of the USA Mutuals Vice Fund are described in a separate prospectus.

Summary Section

USA Mutuals/Carbon Beach Deep Value Fund

Investment Objective
The investment objective of the USA Mutuals/Carbon Beach Deep Value Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information—Sales Charge Reductions and Waivers” beginning on page 12 of this Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 32 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Class A
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	5.75%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	None	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Class A
Management Fees	1.50%	1.50%
Distribution (12b-1) Fees	None	0.25%
Other Expenses(1)	1.66%	1.66%
Total Annual Fund Operating Expenses	3.16%	3.41%
Less: Fee Waiver/Expense Reimbursement	-1.42%	-1.42%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.74%	1.99%

(1)	As the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year and include estimated acquired fund fees and expenses ("AFFE") of 0.01%
(2)	USA Mutuals Advisors, Inc. (the “Advisor”), the Fund’s investment advisor, has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, AFFE, extraordinary expenses and class specific expenses like distribution (12b-1) fees (collectively, “Excluded Expenses”)) to 1.73% of average net assets of the Fund through December 30, 2017, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.73%. The current term of the agreement may only be terminated by the Board of Trustees. The Advisor shall be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, so long as such payments do not exceed the lesser of the expense cap in place at the time of the waiver or the expense cap in place at the time of recoupment.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	One Year	Three Years
Institutional Class	$176	$839
Class A	$764	$1,435

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.

Principal Investment Strategies
The Advisor has hired Carbon Beach Asset Management, LLC (“Carbon Beach” or the “Sub-Advisor”) as the Fund’s sub-advisor.  The Sub-Advisor has discretion to purchase, manage and sell portfolio securities for the Fund’s investment portfolio, subject to the Fund’s investment objective, policies and limitations.

Under normal market conditions, the Fund, a diversified investment company, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of undervalued small-, medium- and large-capitalization companies undergoing transformative corporate events, including announced mergers and acquisitions, spin-offs and split-offs, financial or strategic restructurings, management changes and other catalysts.  The Sub-Advisor defines a company as undervalued if it possesses a low price relative to fundamental ratios, including book value, earnings or cash flow.  The Fund will make long and short investments in U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).  The Fund's investment in equity securities may include common stock, preferred stock, and securities convertible into common stock, non-convertible preferred stock and depositary receipts.

The Sub-Advisor uses a bottom-up, fundamental research process that identifies companies with a combination of characteristics that have been shown to generate above-average returns, including: 1) stock price relative to company fundamentals, 2) balance-sheet liquidity, 3) earnings quality, 4) net stock repurchases and dividend payments, and 5) decreases in company debt.  The Sub-Advisor determines a company has balance-sheet liquidity when it possesses current assets sufficient to meet its short-term obligations.  In selecting securities for the Fund, the Sub-Advisor examines a variety of data sources, including regulatory and legal filings, press releases, and industry, trade, and financial media.

The Fund will also participate in arbitrage and certain options strategies in an attempt to generate incremental returns.  These strategies may be used for both speculative and hedging purposes, may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject.

The Sub-Advisor will sell a security when appropriate and consistent with the Fund’s investment objective and policies, regardless of the effect on the Fund’s portfolio turnover rate.  The Sub-Advisor determines it is appropriate to sell a security when it is deemed to be overvalued, if the fundamental risk increases or if it is no longer required for arbitrage or hedging purposes.

During unfavorable market conditions the Fund seeks to limit its net-long equity exposure.  The Fund may hedge its net-long equity exposure under unfavorable market conditions using an index exchanged-traded fund (“ETF”) or futures short sale.

The Fund will invest in securities that meet the Fund’s investment objective and policies. However, if the Sub-Advisor cannot identify such securities, for cash management purposes, the Fund may hold up to 50% of its net assets in cash or similar short-term, high-quality debt securities.  For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

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Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  Investments in the Fund are subject to the following principal risks:

•	Stock Market Risk. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. Investments are subject to market risk, which may cause the value of the Fund’s investment to decline.
•	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
●
Management Risk.  Investment strategies employed by the Sub-Advisor, in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
•	Asset Allocation Risk. Asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions.
•	Small and Medium Capitalization Companies Risk. Investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio. The Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity.
•	Large Capitalization Companies Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•	Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks and the intrinsic value of a value stock may not be recognized by the broad market. The Sub-Advisor defines a company as undervalued if it possesses a low price relative to fundamental ratios including book value, earnings or cash flow.
•	Event Driven Risk. Investments in companies that the Sub-Advisor expects will be involved in a corporate event carry the risk that the expected event or transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance.
•	Convertible Securities Risk. Convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls, and in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.
•	ADR Risk. Sponsored ADRs have less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards while unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is even less information publicly- available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.
•	Exchange-Traded Funds Risk. ETFs bear the risk that the market price of an ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.
•	Derivatives Risk. Investing in derivatives, specifically call and put options, to reduce Fund volatility may subject the Fund to losses if the derivatives do not perform as expected.
•	Options Risk. Options may be more volatile than direct investments in the underlying securities, involve additional costs, may involve a small initial investment relative to the risk assumed, and may be less liquid than investments directly in the underlying securities.
•	Short Selling Risk. If the value of a security sold short increases prior to the scheduled delivery date the Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.
•	Government-Sponsored Entities Risk. There is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

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Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund’s website at www.usamutuals.com.

Investment Advisor and Sub-Advisor
USA Mutuals Advisors, Inc. is the Fund’s investment advisor. Carbon Beach Asset Management, LLC, is the Fund’s sub-advisor.

Portfolio Managers
Mr. Tobias Carlisle and Mr. Colin Macintosh, portfolio managers for the Sub-Advisor, have been the portfolio managers primarily responsible for the day-to-day management of the Fund since the Fund commenced operations in December, 2016.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem shares by mail (USA Mutuals, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-0701), by internet or by telephone at 1–866–264–8783, on any day the New York Stock Exchange (“NYSE”) is open for trading.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  You may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objective
The investment objective of the Fund is long-term capital appreciation.

Changes to Investment Objective and Strategies.  Except as noted below, the Fund’s investment objective, investment strategies and policies described in this Prospectus are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.  Shareholders will be provided with sixty (60) days advance written notice prior to a change to the Fund’s investment objective.

Principal Investment Strategies

The Advisor has hired Carbon Beach as the Fund’s sub-advisor.  The Sub-Advisor has discretion to purchase, manage and sell portfolio securities for the Fund’s investment portfolio, subject to the Fund’s investment objective, policies and limitations.

Under normal market conditions, the Fund, a diversified investment company, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of undervalued small-, medium- and large-capitalization companies undergoing transformative corporate events, including announced mergers and acquisitions, spin-offs and split-offs, financial or strategic restructurings, management changes and other catalysts.  The Sub-Advisor defines a company as undervalued if it possesses a low price, relative to fundamental ratios, including book value, earnings or cash flow.  The Fund will make long and short investments in U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as ADRs.  The Fund's investment in equity securities may include common stock, preferred stock, and securities convertible into common stock, non-convertible preferred stock and depositary receipts.

The Sub-Advisor uses a bottom-up, fundamental research process that identifies companies with a combination of characteristics that have been shown to generate above-average returns, including: 1) stock price relative to company fundamentals, 2) balance-sheet liquidity, 3) earnings quality, 4) net stock repurchases and dividend payments, and 5) decreases in company debt.  The Sub-Advisor determines a company has balance-sheet liquidity when it possesses current assets sufficient to meet its short-term obligations.  In selecting securities for the Fund, the Sub-Advisor examines a variety of data sources, including regulatory and legal filings, press releases, and industry, trade, and financial media.

The Fund will also participate in arbitrage and certain options strategies in an attempt to generate incremental returns.  These strategies may be used for both speculative and hedging purposes, may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject.

The Sub-Advisor will sell a security when appropriate and consistent with the Fund’s investment objective and policies, regardless of the effect on the Fund’s portfolio turnover rate.  The Sub-Advisor determines it is appropriate to sell a security when it is deemed to be overvalued, if the fundamental risk increases or if it is no longer required for arbitrage or hedging purposes.

During unfavorable market conditions the Fund seeks to limit its net-long equity exposure.  The Fund may hedge its net-long equity exposure under unfavorable market conditions using an index ETF or futures short sale.

The Fund will invest in securities that meet the Fund’s investment objective and policies.  However, if the Sub-Advisor cannot identify such securities, for cash management purposes, the Fund may hold up to 50% of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

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Who May Want to Invest in the Fund
The Fund may be appropriate for investors who are looking for an equity component to complete their portfolio, are willing to assume the risk of investing in equity securities and seek capital appreciation on investments in equity securities.  The Fund is not appropriate for investors that have short-term financial goals.

General Investment Policies of the Fund

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Advisor may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The following risks apply to the Fund:

•	Recent Market Events Risk. U.S. and international markets have experienced significant volatility in recent years. The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Concerns have spread to domestic and international equity markets. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased. Continuing market volatility may have adverse effects on the Fund.

•	Management Risk. The ability of the Fund to meet its investment objective is directly related to the Advisor’s investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Sub-Advisor’s research, analysis and selection of portfolio securities. If the Sub-Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

•	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers. Preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

•	Stock Market Risk. The Fund invests in equity securities. Stock market prices of securities may be adversely affected by many factors, such as an issuer’s having experienced losses or by the lack of earnings or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. If the stock market declines in value, shares of the Fund are likely to decline in value.

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•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

•	Asset Allocation Risk. The Fund emphasizes asset allocation strategies and the combination of investments in one or more industries or sectors. Furthermore, although the Fund has ranges of equity and fixed-income allocations, the types of equity or fixed-income securities or other investments invested in by the Fund and the proportion of such investments involve highly subjective judgments and the Fund is designed to reflect those judgments. As a consequence, a principal risk of the Fund involves the risk that those judgments may not anticipate actual market movements or the effect of economic conditions generally.

•	Small and Medium Capitalization Companies Risk. Companies with small and medium size capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

•	Large Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

•	Event Driven Risk. Investments in companies that the Sub-Advisor expects will be involved in a corporate event carry the risk that the expected event or transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance. Additionally, an unexpected transaction may occur in place of the expected corporate event, which could adversely impact the value of the Fund’s investment and lower the Fund’s performance.

•	Foreign Securities Risk. Foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency. Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets. In June 2016, the United Kingdom (“UK”) voted to leave the European Union (“EU”) following a referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, market and economic outcomes are difficult to predict.

•	Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

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•	ADR Risk. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards. Additionally, unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is even less information publicly-available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

•	Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as investing in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost.

●
Derivatives Risk.  The Fund may invest in derivative securities, specifically call and put options, to reduce Fund volatility.  These are financial instruments that derive their performance from the performance of an underlying index or asset.  Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund.  The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market.  Derivatives may also make the Fund’s portfolio less liquid and difficult to value, especially in declining markets, and the counterparty may fail to honor contract terms.

•	Options Risk. Options contracts are subject to the same risks as the investments in which the Fund invests directly, but also involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Advisor incorrectly forecasts the value of investments in using an option contract, then a Fund might have been in a better position if the Fund had not entered into the contract. In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

•	Short Selling Risk. Short sales involve selling a security that the Fund borrows and does not own. The Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, the Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked to market daily. The Fund may engage in short sales if the Advisor anticipates that the security’s market purchase price will be less than its borrowing price. Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

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•	Government Sponsored Entity Risk. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. As a result, there is a risk that these entities will default on a financial obligation. For instance, securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae,” are supported by the full faith and credit of the U.S. Government. Securities issued by The Federal National Mortgage Association, commonly known as “Fannie Mae” and The Federal Home Loan Mortgage Corporation, commonly known as “Freddie Mac” are supported only by the discretionary authority of the U.S. Government. However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition. Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate their NAVs, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Disclosure of Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders are available free of charge, by contacting the Fund c/o U.S. Bancorp Fund Services, LLC, at 1–866–264–8783 and on the Fund’s website at www.usamutuals.com.  The Form N-Q is available on the SEC’s website at www.sec.gov.

Management of the Fund

Under the laws of the State of Delaware, the Board of Trustees of USA Mutuals (the “Trust”) is responsible for managing the Trust’s business and affairs.  The Board of Trustees also oversees duties required by applicable state and federal law.  The Trust has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Advisor, pursuant to which the Advisor manages the investment of the assets of the Fund, subject to the oversight and review of the Board of Trustees.
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A discussion regarding the Board of Trustees’ basis for approving the Investment Advisory Agreement with respect to the management of the Fund will be included in the Fund’s annual report to shareholders for the period ended March 31, 2017.

The Advisor

USA Mutuals Advisors, Inc., formerly known as “Mutuals Advisors, Inc.,” is located at Plaza of the Americas, 700 North Pearl Street, Suite 900, Dallas, Texas 75201 and serves as the investment advisor to the Fund.  The Advisor is wholly-owned by Mutual Capital Alliance, Inc. (formerly known as Mutuals.com Holdings Corp.).  The Advisor is an SEC-registered investment advisor.  The Advisor, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations.  The Advisor also keeps related records for the Fund.

The Advisor is entitled to an annual advisory fee of 1.50% of the Fund’s average daily net assets.  A portion of the advisory fee paid to the Advisor by the Fund is used to pay the Sub-Advisor’s management fee of 1.00%.  In addition, the Advisor has entered into an Expense Waiver and Reimbursement Agreement (the “Expense Agreement”) in which it has agreed to limit total annual fund operating expenses (not including Excluded Expenses) to 1.73%.  The Advisor shall be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.

The Expense Agreement expires on December 30, 2017.  Under the Expense Agreement, the Advisor may recapture waived or reimbursed expenses, if the expense ratio in the year the expenses are recouped does not exceed the expense ratio in the year in which fees were waived, for a three-year period following such waiver or reimbursement.  The Expense Agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

The Sub-Advisor

The Advisor has entered into a sub-advisory agreement with the Sub-Advisor, and the Advisor compensates the Sub-Advisor out of the investment advisory fees it receives from the Fund. The Sub-Advisor makes investment decisions for the assets it has been allocated to manage. The Advisor oversees the Sub-Advisor for compliance with the Fund’s investment objective, policies, strategies and restrictions, and monitors the Sub-Advisor’s adherence to its investment style. The Board of Trustees supervises the Advisor and the Sub-Advisor, establishes policies that they must follow in their management activities, and oversees the hiring, termination and replacement of Sub-Advisors recommended by the Advisor.

A discussion regarding the basis of the Board of Trustees’ approval of the investment sub-advisory agreement between the Advisor and the Sub-Advisor will be included in the Fund’s annual report to shareholders for the period ended March 31, 2017.

The following provides additional information about the Sub-Advisor.

Carbon Beach Asset Management, LLC
Carbon Beach Asset Management, LLC, is located at 201 Ocean Avenue, Suite 1702P, Santa Monica, California, 90402 and serves as the investment sub-advisor to the Fund.  The Sub-Advisor is an SEC-registered investment advisor and is a California limited liability company.  The firm is 50% owned by Mr. Tobias Carlisle and 50% owned by Mr. Colin Macintosh.  The Sub-Advisor has been providing portfolio management services since 2015. The Sub-Advisor manages accounts on a discretionary basis for individually managed accounts, private pooled investment funds, and private investment funds sponsored and organized by entities other than Carbon Beach, and sub-advised mutual funds.

Portfolio Managers

Mr. Tobias Carlisle, Portfolio Manager, is a portfolio manager primarily responsible for the day-to-day portfolio management of and investment research for the Fund.  He has managed the Fund since December 2016.  Mr. Carlisle is a founder and managing partner of the Sub-Advisor, and has served as Chief Investment Officer since 2015.  Prior to co-founding the Sub-Advisor, Mr. Carlisle has been a managing member of Eyquem Investment Management, LLC (“Eyquem”) since September 2011.  Mr. Carlisle remains a managing member of Eyquem.  Mr. Carlisle is a graduate of the University of Queensland in Australia with degrees in Law and Business (Management).

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Mr. Colin Macintosh, Portfolio Manager, is a portfolio manager primarily responsible for the day-to-day portfolio management of and investment research for the Fund.  He has managed the Fund since December 2016.  Mr. Macintosh is a founder and managing partner of the Sub-Advisor, and has served as the firm’s Chief Executive Officer since 2015.  Prior to co-founding the Sub-Advisor, Mr. Macintosh was the Chief Investment Officer of the Macintosh Family Office from 2008-2015.  Mr. Macintosh obtained his undergraduate degree from Syracuse University, Maxwell School of Citizenship.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Shareholder Information

Choosing a Share Class

The Fund offers Institutional Class and Class A shares in this Prospectus.  Class A is not currently available for purchase.  Each class of shares has a different distribution arrangement and expenses to provide for different investment needs.  This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors.

Class A Shares.  You can buy Class A shares of the Fund at the public offering price, which is the NAV plus an up-front sales charge.  The minimum initial amount of investment for Class A shares of the Fund is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of Fund distributions.  Class A shares are subject to a Rule 12b-1 fee of up to 0.25%.

The up-front Class A sales charge and the commissions paid to dealers for the Fund is calculated as follows:

When you invest this amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested(1)	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.00%
$50,000 – but less than $100,000	4.75%	4.99%	4.00%
$100,000 – but less than $250,000	4.00%	4.17%	3.25%
$250,000 – but less than $500,000	3.00%	3.09%	2.50%
$500,000 – but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above(2)	0.00%	0.00%	1.00%(3)
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of those investments made within 18 months of the purchase. If imposed, the CDSC is based on the NAV of the shares at the time of purchase.
(3)	The Advisor may pay a commission of up to 1.00% out of its own resources to financial intermediaries who initiate and are responsible for the purchase of shares of $1 million or more.

The Fund’s distributor, Quasar Distributors, LLC (the “Distributor”) may, at its discretion, offset the compensation owed to the Distributor for its services with the underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.  The Distributor may also reimburse the Advisor, its affiliates or other dealers for distribution-related expenses they incur from the underwriter concessions at its discretion.

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The offering price for Class A shares of the Fund includes the relevant sales charge.  The commission paid to the Distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares.  Normally, reallowances are paid as indicated in the above table.

Institutional Class Shares.  Institutional Class shares are available directly from the Fund or through advisory and fee-based programs of brokers and financial advisors that have an agreement with the Fund.

Sales Charge Reductions and Waivers

There are a number of ways to reduce or eliminate the up-front sales charge on Class A shares of the Fund.

Class A Sales Charge Reductions.  Reduced sales charges are available to shareholders with investments of $50,000 or more.  In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent.  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in the Fund, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent (“LOI”), which may be signed at any time within 90 days after the first investment to be included under the LOI.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation.  You may add the current value of all of your existing Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely at the Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Fund investments held by the members of your immediate family, including the value of other investments held by you or them in individual retirement plans, such as IRAs, provided such balances are also currently held entirely at the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.

Investments of $1,000,000 or More.  With respect to Class A shares of the Fund, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge.  However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested distributions).  The CDSC for the Class A shares is based on the NAV of the shares at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.  If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A Sales Charge Waivers:  The Fund may sell Class A shares at NAV (i.e., without the investor paying any initial sales charge) to certain categories of investors, including:

•	the Advisor or its employees and affiliates, and investment advisory clients or investors referred by the Advisor or its affiliates for purchases direct with the Fund;
•	officers and present or former trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund);
•	employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisor;

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•	fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients;
•	broker-dealers who have entered into selling agreements with the Distributor for their own accounts; and
•	no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Fund.

Please refer to the SAI for detailed program descriptions and eligibility requirements.  Additional information is available by calling 1–866–264–8783.  To receive a reduction in or waiver of your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial advisor or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced or waived sales charge.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs.  The Fund may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available in the SAI and on the Fund’s website at www.usamutuals.com.

Valuation of Fund Shares

Shares of the Fund are sold on a continuous basis at NAV per share, plus any applicable sales charge, which is determined by the Fund as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for unrestricted business.  The NYSE is generally closed on national holidays.  However, the NAV of the Fund may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  Purchase and redemption requests are priced at the applicable price calculated after receipt of such requests.  The NAV is determined by adding the value of the Fund’s securities, cash and other assets, subtracting all expenses and liabilities of the Fund, and then dividing by the total number of shares of the Fund outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.  The Fund may invest in foreign securities.  Since the exchanges on which such foreign securities trade may be open on days that the NYSE is not open, the values the Fund uses to determine its NAV may change on days that the Fund’s shareholders may be unable to purchase or redeem Fund shares.

The Fund’s investments are valued according to market value.  When a market quote is not readily available, the security’s value is based on “fair value” as determined by the Advisor in good faith and in accordance with procedures approved by the Board of Trustees.  When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems shares in the Fund at a time when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing mean price on such day.  If market quotations are not readily available, any security or other asset will be valued at its fair value as determined under procedures approved by the Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund’s shares are accurately priced.

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Buying Shares

Minimum Investments
The minimum initial amount of investment in the Fund is $100 for retirement accounts and $2,000 for all other accounts.  Subsequent purchases of Fund shares may be made with a minimum investment amount of $100.  Shareholders will be given at least thirty (30) days’ written notice of any change in the minimum amount of initial or subsequent investments.

Timing of Requests
Your share price will be the next calculated NAV, plus any applicable sales charge, calculated after the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), receives your request in good order.  All requests received in good order before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be priced on the next business day.
When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
●  The name of the Fund you are investing in;
●  The dollar amount of shares to be purchased;
●  Purchase application or investment stub; and
●  Check payable to “USA Mutuals Funds”.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business.  The Fund may authorize one or more broker-dealers to accept on its behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Your order will not be accepted until the completed account application to purchase Fund shares (“Account Application”) is received and accepted by the Transfer Agent.

All Account Applications are subject to acceptance by the Fund and are not binding until so accepted.  The Fund reserves the right to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  A service fee, currently $25, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

Methods of Buying
By mail
You may purchase shares of the Fund by contacting the Fund directly.  To open an account, complete an Account Application and send it, together with your payment for the amount you wish to invest and the name of the Fund and share class you are investing in, to the appropriate address below.  Payment should be made in U.S. dollars by check drawn on a domestic financial institution, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “USA Mutuals Funds.”  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, traveler’s checks, credit card checks or starter checks for the purchase of shares.  The Fund is unable to accept postdated checks or any conditional order or payment.  To make additional investments once you have opened your account, write your account number on the check and send it together with the stub from the most recent confirmation statement received from the Transfer Agent to the appropriate address below.  If your check or Automated Clearing House (“ACH”) payment is returned for any reason, your purchase will be canceled, and a $25 fee will be assessed against your account by the Transfer Agent, and you may be responsible for any loss incurred by the Fund.  Please visit www.usamutuals.com for more information about how to purchase shares of the Fund.

	Regular Mail USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202
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NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received on the Transfer Agent’s premises.

By telephone
To make additional investments by telephone, you must check the appropriate box on your Account Application authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 calendar days, call the Transfer Agent toll free at 1–866–264–8783 and you will be allowed to move money from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.

If you accepted telephone and internet options on your Account Application form or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.  During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the request to the Fund at the address listed above under “By mail.”

By wire
Prior to wiring any funds, you must notify the Transfer Agent of your intent to wire, and to verify the wiring instructions to ensure proper credit when the wire is received.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

If you are establishing a new account by wire, contact the Transfer Agent by telephone to make arrangements with a service representative to submit your completed application via facsimile.  The representative will contact you within 24 hours of receipt of the faxed application to provide you with an account number and wiring instructions.  You should then instruct your bank to wire transfer the intended amount in federal funds to:

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:      USA Mutuals
(your name or the title on the account)
(your account #)

Through an Automatic Investment Plan
Once you open your account, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a monthly basis.  To be eligible for this plan, your bank must be a domestic institution that is an ACH member.  Investments in the Fund through an AIP may be made with a minimum investment of $100.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to effective date.  The Fund may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 calendar days after the Transfer Agent has received your request.  We are unable to debit mutual fund or pass through accounts.

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Through the Internet
You may purchase subsequent shares through the Fund’s website at www.usamutuals.com if you accepted telephone and internet options on your Account Application form and included a voided check or savings deposit slip.  If you accepted these options and your account has been open for at least 15 calendar days, you may access the website and you will be allowed to purchase Fund shares upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for website transactions.

Please remember that only purchases and exchanges of Fund shares are allowed on the website, and you cannot sell Fund shares through the website.

Through an authorized broker-dealer organization
You may purchase shares of the Fund through any broker-dealer organization that has been authorized by the Fund and has an agreement with the Distributor.  These broker-dealers are further authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  A purchase order is deemed received by the Fund when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, receives the request in good order.  An order is deemed to be received when the Fund or an authorized intermediary accepts the order.  Please keep in mind that your broker-dealer may charge additional fees for its services.

Anti-Money Laundering Information
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1–866–264–8783 if you need additional assistance when completing your Account Application.

If, through reasonable measures, the Transfer Agent is unable to verify the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information allowing the Transfer Agent to verify the shareholder’s identity is received.  The Fund may also reserve the right to close the account within five business days if clarifying information or documentation is not received.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Trust, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund does not sell shares to any person residing in a country other than the United States of America, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Additionally, in their discretion, the Fund may refuse to allow someone to purchase shares based on suspicious, inappropriate or illegal activity, such as market timing (please see the section below entitled “Selling Shares – Market Timing Trading Policy” for additional information).

Selling Shares

Methods of Selling
By mail
Send your written redemption request to the Transfer Agent at the appropriate address below.  Your request should be in good order and contain the name of the Fund you are selling, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).  Please see the SAI for more information.

	Regular Mail USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202
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Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received on the Transfer Agent’s premises.

The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

• if a change in ownership is requested;
• when redemption proceeds are payable or sent to any person, address or bank account not on record;
• if a change of address request has been received by the Transfer Agent within the last 15 calendar days; and
• for all redemptions in excess of $50,000 from any shareholder account.

The Fund reserves the right to waive any signature requirement at their discretion.  In addition to the situations described above, the Fund and/or Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Shareholders who hold their shares through an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held in IRA accounts may be redeemed by telephone at 1-866-264-8783.  Investors will be asked whether or not to withhold taxes from any distribution.

By telephone
If you are authorized to perform telephone transactions (either through your Account Application or by subsequent arrangement in writing with the Fund), you may redeem shares in any amount, but not less than $100 and not more than $50,000, by instructing the Fund by telephone at 1-866-264-8783.  A signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source may be required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

• that you correctly state the Fund account number;
• the name in which your account is registered;
• the Social Security or tax identification number under which the account is registered; or
• the address of the account holder, as stated in the account application form.

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Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

By wire
To redeem shares by wire to a previously designated bank account, call the Fund at 1–866–264–8783 and specify the amount of money you wish to be wired.  Your bank may charge a fee to receive wired funds.  The Transfer Agent will charge a reasonable nominal fee for outgoing wires.

Through a broker-dealer organization
If you purchased your shares through a broker-dealer or other financial organization, your redemption order may be placed through the same organization.  The organization is responsible for sending your redemption order to the Fund on a timely basis.  Please keep in mind that your broker-dealer may charge additional fees for its services.

Payment of Redemption Proceeds to You

You may redeem the Fund’s shares at a price equal to the NAV next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern Time) will usually be wired to the bank you indicate or mailed on the following day to the address of record.  You may also have your account by electronic funds transfer through the ACH network, provided your bank is a member.  Proceeds will generally be credited to your account within two business days.  There is no charge to have your payment sent via ACH.  In all cases, proceeds will be sent within seven calendar days after the Fund receives your redemption request.
When making a redemption request, make sure your request is in good order.  “Good order” means your letter of instruction includes:
●  The name of the Fund you are investing in;
●  The dollar amount of shares to be redeemed;
●  Signatures of all registered shareholders exactly as the shares are registered and a signature guarantee, when applicable; and
●  The account number.
If you purchase shares using a check or an ACH payment and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 calendar days).  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.

Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Systematic Withdrawal Plan
As another convenience, you may redeem your Fund shares through the SWP.  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

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A withdrawal under the SWP involves a redemption of shares and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.

Redemption-in-Kind
The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund reserves the right to make a “redemption-in-kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.  These securities redeemed in kind remain subject to general market risks until sold.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions made in cash.  In addition, sales of such in-kind securities may generate taxable gains.

Market Timing Trading Policy
Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Fund and its shareholders.  The Board of Trustees has adopted policies and procedures that are designed to detect and deter abusive short-term trading practices in the Fund (the “Market Timing Policy”).  Short-term or excessive trading into and out of the Fund may harm performance by disrupting investment strategies and by increasing expenses.  Accordingly, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.

The risks of market timing cannot be eliminated.  Depending on various factors (including the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), market timing may disrupt investment strategies, increase brokerage, administrative, and other expenses and impact the Fund’s performance.  The Fund is currently using several methods to detect and deter market timing.  These methods include the use of broad authority to take discretionary action against market timers and against particular trades and selective monitoring of trade activity.

Each of these methods involves judgments that are inherently subjective, although the Fund and its service providers seek to make judgments that are consistent with shareholder interests.  Moreover, each of these methods involves some selectivity in their application.  While the Fund seeks to take action that will detect and deter market timing, the Fund cannot represent that market timing can be completely eliminated.

In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect short-term or excessive trading.  However, the Fund will work with financial institutions as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.  However, the Advisor and the Transfer Agent will make every effort to apply these policies to all shares held by Fund investors, whether held through the Transfer Agent or through intermediaries.  The Fund’s chief compliance officer monitors enforcement of the Fund’s policies regarding market timing.

Exchanging or Converting Shares

Exchanging Shares. Shareholders of record may exchange shares of the Fund for shares of any other fund in the USA Mutuals fund family on any business day by contacting the Fund directly. This exchange privilege may be changed or canceled by the Fund at any time upon sixty (60) days’ written notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. A notary public cannot guarantee signatures.  A minimum investment amount of $100 for retirement accounts and $2,000 for all other accounts is required when exchanging into either an existing account or a newly established account. An exchange from one fund to another is treated the same as an ordinary redemption and purchase for federal income tax purposes upon which you may realize a capital gain or loss depending on the length of time the shares are held, subject to certain limitations on the deductibility of losses. This is not a tax-free exchange. An exchange request received by the Fund prior to market close will be made at that day’s closing NAV. In order to exercise the exchange privilege over the telephone, shareholders need to select this option on their shareholder application.

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Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.

Converting Shares.  Shareholders of the Fund may elect on a voluntary basis to convert their shares in one class of the Fund into shares of a different class of the Fund, subject to satisfying the eligibility requirements for investment in the new share class.  Shares may only be converted into a share class with a lower expense ratio than the original share class.

An investor may directly or through his or her financial intermediary contact the Fund to request a voluntary conversion between share classes of the Fund as described above.  You may be required to provide sufficient information to establish eligibility to convert to the new share class.  All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load or other charge.  A share conversion within the Fund will not result in a capital gain or loss for federal income tax purposes.  The Fund may change, suspend or terminate this conversion feature at any time.

Call the Fund (toll-free) at 1–866–264–8783 to learn more about conversions of Fund shares, or to obtain a prospectus or visit www.usamutuals.com.

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

•	vary or waive any minimum investment requirement;
•	refuse, change, discontinue or temporarily suspend account services, including purchase, exchange or telephone redemption privileges, for any reason;
•	reject any purchase or exchange request for any reason (generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund due to the timing of the investment or an investor’s history of excessive trading);
•	redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement (if, within thirty (30) days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares; however, the Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV);
•	delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund; and
•	reject any purchase or redemption request that does not contain all required documentation.

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker-dealer or other financial organization for details.

Closure of the Fund
The Advisor retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Advisor may decide to close the Fund to new investors, all investors or certain classes of investors (such as Fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

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Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call the Transfer Agent at 1–866–264–8783 to request individual copies of these documents.  The Transfer Agent will begin sending individual copies within thirty (30) days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Fund is unable to locate you, then it will determine whether your account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

Distribution of Fund Shares

The Distributor
Quasar Distributors, LLC is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Plan
The Fund has adopted the Rule 12b-1 Plan under the 1940 Act.  Under the Rule 12b-1 Plan, the Fund may pay the Distributor an annual fee up to 0.25%.  The Rule 12b-1 fee is used to finance activities that promote the sale of shares of the Fund.  Such activities include, but are not necessarily limited to, advertising, marketing, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.  The Rule 12b-1 Plan has the effect of increasing the expenses of the shares of the Fund from what it would otherwise be.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.  The Institutional Class shares of the Fund are not subject to the Rule 12b-1 Plan and do not have Rule 12b-1 fees.

Distributions and Taxes

Distributions

The Fund is designed to pay shareholder distributions from the Fund’s investment company taxable income and from any net capital gain the Fund has realized.  Shares will be eligible to receive distributions and will begin earning the right to distributions on the day after which the Fund receives payment and shares are issued.  The Fund makes distributions of investment company taxable income semi-annually.  Net capital gain, if any, is distributed at least once a year.  If the day of distribution falls on a weekend or holiday on which the NYSE is closed, the distribution will be made on the next succeeding business day.  All of your distributions with respect to the Fund, however, will be reinvested in additional shares of the Fund unless you provide us with a written request to receive your payments in cash.  You may change your distribution option at any time in writing or by telephone.  Any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent receives the request.  If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your checks or if your checks remain uncashed for six months, your distributions may be reinvested in Fund shares at the then-current NAV.  In such case, all future distributions will automatically be reinvested in shares of the Fund.  No interest will accrue on amounts represented by uncashed distribution checks.  Distributions paid in cash or reinvested in additional shares are treated the same for federal income tax purposes.

If the Fund’s distributions exceed its then-current and accumulated earnings and profits, all or a portion of such distributions may be recharacterized as a return of capital to shareholders.  A return of capital will generally not be taxable, but will reduce each shareholder’s cost basis in Fund shares (but not below zero) and will result in a higher reported capital gain or lower reported capital loss when those shares on which the distributions were received are ultimately sold, exchanged or redeemed.  Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

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Federal Income Tax Consequences

Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain, and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum federal income tax rate of 39.6%).  For non-corporate shareholders, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain (for non-corporate shareholders, currently taxed at a maximum federal income tax rate of 20%) regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to above.

You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8 percent.  The Medicare tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption, (including redemptions in-kind), and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after selling, exchanging or redeeming other shares of the Fund at a loss, all or part of your loss will not be deductible and will instead increase the basis of the new shares.

The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those shares.  The Fund will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

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The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders.  Distributions made by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of tax laws and the effect of such laws on you.  There may be other federal, state, foreign, or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Financial Highlights

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

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Investment Advisor
USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Investment Sub-Advisor
Carbon Beach Asset Management, LLC
201 Ocean Avenue, Suite 1702P
Santa Monica, California 90402

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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For More Information

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports will provide the most recent financial reports and portfolio listings.  The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of the SAI and the annual and semi-annual reports (when they become available), request other information, or make general inquiries about the Fund on the Fund’s website at www.usamutuals.com, by calling the Fund (toll-free) at 1-866-264-8783, or by writing to:

USA Mutuals Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and review and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
publicinfo@sec.gov
1-202-551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.

1940 Act File No. 811-10319

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USA Mutuals/Carbon Beach Deep Value Fund

Institutional Class Shares (DEEPX)
Class A Shares (Not currently available for purchase)

Statement of Additional Information
December 30, 2016

This Statement of Additional Information (“SAI”) provides general information about the USA Mutuals/Carbon Beach Deep Value Fund (the “Fund”), a series of USA Mutuals.  This SAI is not a prospectus and should be read in conjunction with the Fund’s current Prospectus dated December 30, 2016, as supplemented and amended from time to time, which is incorporated herein by reference.  A copy of the Prospectus may be obtained without charge by calling the Fund at 1-866-264-8783 or visiting www.usamutuals.com.

You should rely only on the information contained in this SAI and the Prospectus dated December 30, 2016.  USA Mutuals has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.  A copy of the Fund’s annual report may be obtained (when it becomes available) without charge by calling the Fund at 1-866-264-8783 or visiting www.usamutuals.com.

Phone:  1-866-264-8783                                                                                                                                                                                 Series of USA Mutuals
Web:  www.usamutuals.com

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ORGANIZATION OF THE TRUST AND THE FUND
USA Mutuals (the “Trust”) is an open-end management investment company, or mutual fund, organized as a Delaware statutory trust on March 20, 2001.  The Trust’s Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes.  The Fund is currently authorized to offer Institutional Class and Class A shares.  The Trust may start more series and offer shares of a new fund or share class under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value.  Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series or class of shares except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular series or class of shares.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class.  The Trust does not normally hold annual meetings of shareholders.  The Board of Trustees of the Trust (the “Board of Trustees”) shall promptly call and give notice of a special meeting of shareholders upon the written request of shareholders owning 10% or more of the Fund’s outstanding shares, as required under Delaware law.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has adopted a multiple class plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each share class of the Fund.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board of Trustees has the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interests in the assets belonging to the Fund and the rights of shares of any other fund are in no way affected.  In the case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund.  Expenses attributable to any series or class are borne by that series or class.  Any general assets, liabilities and expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated to one or more series of the Trust by or under the direction of the Board of Trustees in accordance with the Trust’s Bylaws.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

USA Mutuals Advisors, Inc. (the “Advisor”) serves as the investment advisor to the Fund.  The Advisor also serves as investment advisor to the USA Mutuals Vice Fund, a separate series of the Trust, which is offered in a separate Prospectus and SAI (together with the Fund, the “USA Mutuals Funds”).

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Description of the Fund
The Fund is an open-end, diversified investment company, or mutual fund.

The Fund has an investment objective of long-term capital appreciation.  The Fund seeks to achieve its investment objective by investing primarily in equity securities and equity-related securities of undervalued small-, medium- and large-capitalization companies undergoing transformative corporate events, including announced mergers and acquisitions, spin-offs and split-offs, financial or strategic restructurings, management changes and other catalysts.

INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS
The following discussion supplements the description of the Fund’s investment objectives and strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations” in this SAI), the Fund’s investment objectives, investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.  Shareholders will be provided with sixty (60) days advance written notice prior to a change to the Fund’s investment objective.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.

Whenever an investment policy or investment restriction states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and investment restrictions set forth herein or in the Prospectus.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities
The Fund may invest in equity securities consistent with its investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Please see “Debt Securities,” below.

To the extent the Fund invests in the equity securities of small or medium-size companies, the Fund will be exposed to the risks of smaller sized companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, services, markets or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

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Other Investment Companies and Exchange-Traded Funds (“ETFs”)
The Fund may invest in shares of other investment companies, which may include ETFs and money market mutual funds in addition to other mutual funds.  The Fund’s investments in money market mutual funds may be used for cash management purposes, for temporary defensive purposes, and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  An ETF, a type of investment company that trades like common stock on an exchange, usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.

The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act.  This limitation may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.  Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1.50%.

If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) is not required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than 30 days.

As a shareholder of another investment company, the Fund bears, along with other shareholders, a pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses will be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Exchange-Traded Funds
An investment in an ETF generally presents the same primary risk as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

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Real Estate Investment Trusts
As a non-principal investment strategy of the Fund, the Fund may invest in real estate investment trusts (“REITs”).  Equity REITs invest primarily in real property and earn rental income from leasing those properties.  Equity REITs also may realize gains or losses from the sale of properties.  Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties.  Hybrid REITs invest both in real property and in mortgages.

A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90% of its taxable income to shareholders each year.  Consequently, REITs tend to focus on income-producing real estate investments.

The Fund’s investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages.  Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects.  REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  Under certain circumstances, a REIT may fail to qualify for pass-through treatment for tax purposes, which would subject the REIT to federal income taxes at the REIT level and adversely affect the value of the Fund’s investment in such REIT.

Debt Securities
The Fund may invest in debt securities, including debt securities convertible into common stock consistent with its investment objective and strategies.  Debt securities purchased by the Fund may consist of obligations of any rating.  Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of issuers of the securities to make principal and interest payments than would occur with securities rated in higher categories.  Securities referred to as “high-risk” securities generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer’s capacity to pay interest and repay principal over a long period of time.  The Fund may invest in high yield debt securities or “junk bonds” that are considered high risk.  Special tax considerations are associated with investing in high-yield securities structures such as zero coupon or “pay-in-kind” securities.  The Fund will report the accrued interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

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Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and other nationally recognized rating agencies represent their opinions as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

U.S. Government and Agency Obligations
The Fund may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  See also “Mortgage-Backed and Asset-Backed Securities,” below.  In addition, U.S. Government obligations are subject to fluctuations in value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Mortgage-Backed and Asset-Backed Securities
Residential and commercial mortgage-backed as well as other asset-backed securities (collectively called “asset-backed securities”) are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.  These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

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The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments.  The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments.  The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets.  In periods of falling interest rates, the rate of mortgage prepayments tends to increase.  During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid.  As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities.  In calculating the average-weighted maturity of the Fund, the maturity of asset-backed securities will be based on estimates of average life.  There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.  Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of FNMA and are generally not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.  FNMA is a government-sponsored organization owned entirely by private stockholders.  Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.  Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).  FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress.  Freddie Macs are generally not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

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In September 2008, due to the value of FNMA’s and FHLMC’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency at the direction of the U.S. Department of Treasury.  The U.S. Government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives will be successful.  The Dodd-Frank Wall Street Reform and Consumer Protection Act required the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships.  The study and recommendations have been submitted to Congress.

Mortgage-backed securities such as collateralized mortgage obligations (“CMOs”) may also be purchased.  There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities.  CMOs are issued in multiple classes and their relative payment rights may be structured in many ways.  In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full.  The classes may include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities.  They may also include planned amortization classes (“PACs”) which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes.  Investments in CMO certificates can expose a fund to greater volatility and interest rate risk than other types of mortgage-backed obligations.  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities.  A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time.  As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.  Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.  Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e. credit card and automobile loan receivables as opposed to real estate mortgages).  For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments.  Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing, or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans.  Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards.  Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.  Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

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Diversification of Investments
The Fund is diversified under the 1940 Act.  Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the securities of one issuer.  The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws.  The diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

Borrowings
The Fund may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders will be reduced.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations.  For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the value of the Fund’s portfolio.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if borrowing were not used.

Securities Lending
The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The value of the loaned securities may not exceed one-third of the Fund’s total assets, including the collateral received to secure the securities loan and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

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In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  However, such payments of accrued income will not constitute qualified dividend income and will be taxable as ordinary income.  While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted and Illiquid Securities
The Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Securities of Foreign Issuers
The Fund may invest in securities of foreign issuers.  Investments in the securities of foreign issuers involve special risks that differ from those associated with investments in domestic securities.  The risks associated with investments in the securities of foreign issuers relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers.  These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on income earned on foreign securities, withholding taxes (generally nonrefundable) imposed by the United States on payments to certain foreign entities, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions, and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad.  Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.  Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments.  Foreign securities may be denominated in foreign currencies.  Therefore, the value in U.S. dollars of the Fund’s net assets and income may be affected by changes in exchange rates and regulations.

The internal politics of certain foreign countries may not be as stable as that of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation, or economic recessions or slowdowns of those partners could have a significant adverse effect upon the securities markets of such countries.

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In June 2016, the United Kingdom (“UK”) voted to leave the European Union (“EU”) following a referendum referred to as “Brexit.”  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, market and economic outcomes are difficult to predict.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by the Fund, denominated in that currency.  Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may ultimately be available for distribution.

Other differences between investing in foreign companies and in U.S. domiciled companies include:

•	information is less publicly available;
•	there is a lack of uniform financial accounting standards applicable to foreign companies;
•	market quotations are less readily available;
•	there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;
•	there is generally a lower foreign securities market volume;
•	it is likely that foreign securities may be less liquid and/or more volatile;
•	there are generally higher foreign brokerage commissions;
•	there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and
•	the mail service between countries may be unreliable.

Depositary Receipts
The Fund also may purchase foreign securities in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies.  These securities may not necessarily be denominated in the same currency as the underlying securities but generally are denominated in the currency of the market in which they are traded.  ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the ADR holders.  In addition, less information generally is available for an unsponsored ADR than about a sponsored ADR and financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  The Fund may invest in ADRs through both sponsored and unsponsored arrangements.  EDRs are receipts issued in Europe by banks or depositaries which evidence similar ownership arrangements.  GDRs are receipts issued globally by banks or depositaries which evidence similar ownership arrangements.

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Derivatives
Buying Call and Put Options.  The Fund may invest in call and put options as part of its overall portfolio management strategy.  Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that the Fund intends to purchase.  Prior to its expiration, a call option may be sold in a closing sale transaction.  Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.  By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the value of the security until the put expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost.  Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options.  The Fund has the ability to write covered options on equity and debt securities and indices.  This means that the Fund will, through its custodian, deposit and maintain either cash or securities with a value equal to or greater than the exercise price of the option.

Covered call options give the holder the right to buy the underlying securities from the Fund at a stated exercise price.  A call option written by the Fund is “covered” if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank.  The Fund may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objective and policies of the Fund.  The Fund’s turnover may increase through the exercise of a call option.  This will generally occur if the value of a “covered” security increases, and the Fund has not entered into a closing purchase transaction.

As a writer of an option, the Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation.  Exercise of a call option by the purchaser will cause the Fund to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the value of the underlying security or currency above the exercise price.  It retains the risk of the loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to the Fund’s ability to close out the option it has written.

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Call options may be written on portfolio securities, indices or foreign currencies.  With respect to securities and foreign currencies, the Fund may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since the Fund will own the underlying securities.  Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index or foreign currency at the exercise price at any time during the option period.  When the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period.  If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to the Fund’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option on the same securities as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the writer’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that the Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with a different exercise price, expiration date or both.  Effecting a closing purchase transaction will also permit the Fund to use cash or proceeds from the investments.  If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Fund will realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option.  Likewise, the Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.

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Writing Over-the-Counter (“OTC”) Options.  The Fund has the ability to engage in options transactions that trade on the OTC market to the same extent that they intend to engage in exchange traded options.  Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.  However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information obtained from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Futures Contracts.  The Fund has the ability to buy and sell stock index futures contracts traded on domestic futures exchanges to hedge the value of its portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time the Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”  Thereafter, the Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.

The Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act (the “CEA”) and regulations of the Commodity Futures Trading Commission (“CFTC”)), do not exceed 5% of the liquidation value of the Fund, or if the aggregate net notional value of the Fund’s commodity positions does not exceed 100% of the liquidation value of the Fund.

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Risks Associated With Options and Futures.  Although the Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in the value of its portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, the Fund receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities appreciate, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of the Fund’s investment securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Fund’s investments.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the value of the Fund’s investment securities may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund’s initial investment in such a contract.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on the Fund’s strategies for hedging its securities.

Often, futures purchased or sold by the Fund will be traded on foreign securities exchanges.  Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange.  The Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

As of the date of this SAI, the Advisor is not deemed to be a commodity pool operator with respect to its service as an investment advisor to the Fund.  However, the CFTC has adopted certain rule amendments that significantly affect the exemptions available to the Fund, and may subject the Fund, as well as the Advisor to regulation by the CFTC.

Commodity Pool Operator Exclusion
The Advisor currently intends to operate the Fund in compliance with the requirements of Rule 4.5 of the CFTC regulations under the CEA.  As a result, the Fund is not deemed to be a “commodity pool” under the CEA and will be limited in its ability to use futures and options on futures or commodities or engage in swap transactions for other than bona fide hedging purposes.  Provided the Fund operates within the limits of Rule 4.5, the Advisor will be excluded from registration with and regulation under the CEA and the Advisor will not be deemed to be a “commodity pool operator” with respect to the operations of the Fund.  If the Fund was no longer able to claim the exclusion, the Fund and the Advisor, to the extent trading in commodity interests, would be subject to regulation under the CEA.

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To the extent the Advisor can no longer rely on the Rule 4.5 exclusion, the impact on the Fund of CFTC requirements is uncertain.  CFTC-mandated disclosure, reporting and recordkeeping obligations will apply with respect to the Fund although the SEC and CFTC have adopted rules to “harmonize” these obligations with respect to overlapping regulations.  The effects of these regulatory changes could reduce investment returns or limit the Fund’s ability to implement its investment strategies.  Investors in the Fund and its financial advisers should consider whether the Fund’s potential status as “commodity pools” impacts its operations or status under the CEA in deciding whether to invest in the Fund.

When-Issued Purchases, Delayed Delivery and Forward Commitments
The Fund may purchase or sell particular securities with payment and delivery taking place at a later date.  The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.  When the Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments.  It may be expected that the value of the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when the Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets.  Fluctuations in the value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

Short Sales
Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the value of the securities.  The Fund must borrow the security to deliver it to the buyer.  The Fund is then obligated to replace the security borrowed at the market price at the time of replacement.  Until the security is replaced, the Fund is required to pay the lender any dividends or interest that accrues on the security during the loan period.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out.  The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions.

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Short sales involve selling a security that the Fund borrows and does not own.  The Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations.  At the time of a short sale, the Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period.  The value of the liquid assets will be marked to market daily. The Fund may engage in short sales if the Advisor anticipates that the security’s market purchase price will be less than its borrowing price.  Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Warrants
The Fund has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price level of the underlying security.

Repurchase Agreements
The Fund may have a portion of its net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position.  To earn income on this portion of its net assets, the Fund may enter into repurchase agreements.  Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. Government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund’s ability to sell the underlying securities.  The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e. banks or broker-dealers that the Advisor believes present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Fund may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment.  The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund’s obligation under the agreement, including accrued interest, in a segregated account with the Fund’s custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

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The use of repurchase agreements by the Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed.  Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Temporary Investments
Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above.  The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objectives during that period.

For longer periods of time, the Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, such Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Portfolio Turnover
The Fund is actively managed and has no restrictions upon portfolio turnover.  A 100% annual portfolio turnover rate would be achieved if each security in the Fund’s portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year.  Trading also may result in realization of taxable capital gains that would not otherwise be realized, thereby increasing the amount of distributions taxable to shareholders, some of which may be short-term capital gain taxable to shareholders at ordinary income rates.

Investment Limitations

Fundamental Investment Limitations
The Fund has adopted the following fundamental investment limitations.  The following restrictions for the Fund may only be changed if the change is approved by holders of a majority of the Fund’s outstanding voting securities.  As used in this SAI, “a majority of the Fund’s outstanding voting securities” means (i) more than 50% of the Fund’s outstanding voting shares or (ii) 67% or more of the Fund’s voting shares present at a shareholder meeting if more than 50% of the Fund’s outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

The Fund may not:

1.	Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that the Fund may purchase securities issued by issuers, including real estate investment trusts that invest in real estate or interests therein.

2.	Make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; or (iv) loan money to other USA Mutuals Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

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3.	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4.	Issue senior securities to the Fund’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, loans, mortgages or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

5.	Borrow money in an amount exceeding 33 1/3% of the value of the Fund’s total assets, provided that the Fund may borrow money from other USA Mutuals Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

6.	Invest in other investment companies except as permitted by the 1940 Act.

7.	Purchase or sell commodities unless acquired as a result of ownership of other securities or other instruments, except as permitted by the 1940 Act (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by commodities).

8.	The Fund will not invest in the securities of any one industry if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PORTFOLIO HOLDINGS INFORMATION
The Advisor and the Trust, on behalf of the Fund, have adopted portfolio holdings disclosure policies.  These policies govern the timing and circumstances of disclosure to shareholders and third parties about the Fund’s portfolio investments.  These portfolio holdings disclosure policies have been approved by the Board of Trustees.  The Advisor and the Board of Trustees have also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, the Distributor or any other affiliated person of the Fund.  After due consideration, the Advisor and the Board of Trustees have determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the portfolio holdings disclosure policies.  The Board of Trustees has also authorized the Advisor or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Fund’s portfolio holdings: (1) by overseeing the implementation and enforcement of the portfolio holdings disclosure policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Fund’s Chief Compliance Officer (“CCO”); (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act); and (3) by considering whether to approve any amendment to these portfolio holdings disclosure policies.  The Board of Trustees reserves the right to amend the portfolio holdings disclosure policies at any time without prior notice in its sole discretion.

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Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the SEC’s website at www.sec.gov.

To the extent the Fund’s service providers have access to information about the Fund’s portfolio holdings, they are bound by confidentiality agreements or professional standards to maintain the confidentiality of the holdings information.  Accordingly, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund’s service providers including, without limitation, the fund administrator, custodian, fund accounting agent, accountants and legal counsel.  Currently, within 10 calendar days of each month end, the Fund also provides its monthly portfolio holdings information to rating and ranking organizations, including Lipper, a Thomson Reuters company, Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc.  Portfolio holdings information may be separately provided to any person at the same time that it is filed with the SEC or published on the Fund’s website.

In the event of a conflict between the interests of the Fund and the interests of the Advisor, or an affiliated person of the Advisor, the CCO shall make a determination in the best interests of the Fund, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In no event shall the Advisor, it affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the portfolio holdings disclosure policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

MANAGEMENT OF THE FUND

Board of Trustees and Officers
The management and affairs of the Fund are supervised by the Board of Trustees.  The Board of Trustees consists of three individuals, two of whom are not “interested persons” of the Trust as that term is defined in the 1940 Act (the “Independent Trustees”).  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Board Leadership Structure
The Board of Trustees is comprised of two Independent Trustees – Dr. Michael D. Akers and Mr. Gary A. Drska – and one interested trustee – Mr. Joseph C. Neuberger.  The Trust’s Chairman, Mr. Neuberger, is an “interested person” of the Trust by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter (“Interested Trustee”).  Mr. Neuberger also serves as Chief Operating Officer of U.S. Bancorp Fund Services, LLC, the Fund’s administrator (the “Administrator” or “USBFS”).  The Trust has not appointed a lead Independent Trustee.

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The Board of Trustees has established three standing committees – the Audit Committee, the Nominating Committee and the Valuation Committee – which are discussed in greater detail under “Board Committees” below.  All Independent Trustees are members of the Audit Committee and the Nominating Committee.  Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below.  The Board of Trustees reviews its leadership structure regularly.  The Board of Trustees believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of its business and recognizing that while the Chairman is an Interested Trustee, he is not interested by virtue of any affiliation with the Advisor but rather due to his affiliation with the Distributor.

The Board of Trustees’ role is one of oversight rather than day-to-day management of the Fund.  The Trust’s Audit Committee assists with this oversight function.  The Board of Trustees’ oversight extends to the Trust’s risk management processes.  Those processes are overseen by the Trust’s officers, including the President/Treasurer, Secretary and CCO, who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Advisor reports to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Fund.  These reports include discussions of various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Fund.

The Board of Trustees has appointed the CCO who reports directly to the Board and who participates in the Board’s regular meetings.  In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures.  The CCO, together with the Trust’s officers, regularly discusses risk issues affecting the Trust and the Fund during Board meetings.  The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event any material risk issues arise in between Board meetings.

Trustees and Officers
The Trustees and officers of the Fund are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan Street Milwaukee, WI 53202 Age: 61	Independent Trustee	Indefinite Term; Since 2001	Professor and Chair, Department of Accounting, Marquette University (2004 -present).	2	Independent Trustee, Trust for Professional Managers (an open-end investment company with thirty-eight portfolios).
Gary A. Drska 615 E. Michigan Street Milwaukee, WI 53202 Age: 59	Independent Trustee	Indefinite Term; Since 2001	Pilot, Frontier/Midwest Airlines (Airline Company) (1986-present).	2	Independent Trustee, Trust for Professional Managers (an open-end investment company with thirty-eight portfolios).
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan Street Milwaukee, WI 53202 Age: 54	Trustee and Chairperson	Indefinite Term; Since 2001	Chief Operating Officer (2016-present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2016).	2	Trustee, Trust for Professional Managers (an open-end investment company with thirty-eight portfolios); Trustee, Buffalo Funds (an open-end investment company with ten portfolios).
Michael N. Loukas Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 43	President	Indefinite Term; Since 2016
President,
USA Mutuals Advisors, Inc.
(July 2016 - present);
Managing Principal,
WaveFront Capital Management, L.P.
(2013 - July 2016);
Head of Marketing,
Evolution Realty Capital
(2011-2013),
Thompson National Properties,
and Northern California
and Nevada at Security Benefit Group
(2007 - 2011).

				N/A	N/A
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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Gerald Sullivan Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 55	Treasurer	Indefinite Term; Since 2013
Treasurer,
USA Mutuals Advisors, Inc.
(February 2013 - present);
Portfolio Manager,
USA Mutuals Advisors, Inc.
(June 2011 – present);
President, Industry Leaders Fund
(March 1999 – November 2008)
and (August 2009 – June 2012);
Chief Financial Officer,
Claremont Investment Partners
(February 1995 – present);
Acting Chief Executive Officer,
Perftech Inc.
(October 2011 – December 31, 2014);
Chief Financial Officer,
The Roadhouse Group LLC
(February 1995 – present).

				N/A	N/A
William S. McNish Plaza of the Americas 700 N. Pearl Street Suite 900 Dallas, TX 75201 Age: 51	Chief Compliance Officer	Indefinite Term; Since 2013	Director, Alaric Compliance Services, LLC, a compliance consulting company (January 2011-present).	N/A	N/A
Emily R. Enslow 615 E. Michigan Street Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since 2015
Assistant Vice President,
U.S. Bancorp Fund Services, LLC
(July 2013-present);
Proxy Voting Coordinator
and Class Action Administrator,
Artisan Partners Limited Partnership
(September 2012 – July 2013);
Legal Internship,
Artisan Partners Limited Partnership
(February 2012 – September 2012);
J.D. Graduate,
Marquette University Law School
(2009-2012).

				N/A	N/A
*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of the Distributor.

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Trustee Qualifications
The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Fund.

Michael D. Akers, Ph.D., CPA.  Dr. Akers has served as an Independent Trustee of the USA Mutuals Funds since 2001.  Dr. Akers has also served as an independent trustee of Trust for Professional Managers, an open-end investment company, since August 2001.  Dr. Akers has been a Professor and Chair of the Department of Accounting of Marquette University since 2004, and was Associate Professor of Accounting of Marquette University from 1996 to 2004.  Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska.  Mr. Drska has served as an Independent Trustee of the USA Mutuals Funds since 2001.  Mr. Drska has also served as an independent trustee of Trust for Professional Managers, an open-end investment company, since August 2001.  Mr. Drska has served as a pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as an Interested Trustee of the USA Mutuals Funds since 2001.  Mr. Neuberger has also served as a trustee of Trust for Professional Managers, an open-end investment company, since August 2001 and Buffalo Funds, an open-end investment company, since 2003.  Mr. Neuberger has served as Chief Operating Officer of U.S. Bancorp Fund Services, LLC, a multi-line service provider to mutual funds, since 2016, and he served as Executive Vice President of the Administrator from 1994 to 2016.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares
As of the date of this SAI, no Trustees of the Fund beneficially owned shares of the Fund.

Furthermore, as of the date of this SAI, neither the Trustees who are not “interested persons” of the Fund, nor members of their immediate family, own securities beneficially, or of record, in the Advisor, the Fund’s distributor or any of its affiliates.  Accordingly, neither the Trustees who are not “interested” persons of the Fund nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Fund’s distributor or any of their affiliates.

Board Committees
The Board of Trustees has three standing committees as described below:

Audit Committee.  The Audit Committee is responsible for advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually.  Both Independent Trustees (Dr. Akers and Mr. Drska) comprise the Audit Committee.

Nominating Committee.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for trustee as is considered necessary from time to time and meets only as necessary.  Both Independent Trustees (Dr. Akers and Mr. Drska) comprise the Nominating Committee.  The Nominating Committee will consider trustee nominees recommended by shareholders.  However, there are no policies in place regarding nominees recommended by shareholders.

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Valuation Committee.  The Valuation Committee is responsible for (1) monitoring the valuation of the Fund’s securities and other investments; and (2) determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board of Trustees.  This is required by each series of the Trust’s valuation policies when the full Board of Trustees is not in session.  The Valuation Committee meets as necessary when a price is not readily available.  Dr. Akers and Mr. Loukas comprise the Valuation Committee.

Board Compensation
For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $15,000 per year, $1,500 per in-person meeting attended, $500 for each telephonic meeting attended and $500 for each Valuation Committee meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  Trustees who are not Independent Trustees and officers of the Trust receive no compensation for their services as such.  Neither the Trust nor the Fund maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of the Trust or Fund’s expenses.  Because the Fund has recently commenced operations, the following compensation figures represent estimates for the current fiscal year ending March 31, 2017:

Name of Person/Position	Estimated Aggregate Compensation Paid to Trustees from the Fund	Estimated Total Compensation from Fund Complex Paid to Trustees
Joseph C. Neuberger, Chairperson and Trustee	$0	$0
Dr. Michael D. Akers, Independent Trustee	$5,250	$30,500
Gary A. Drska, Independent Trustee	$5,250	$23,500

Control Persons, Principal Shareholders and Management Ownership
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of the Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Fund.

Investment Advisor
The Advisor, located at 700 North Pearl Street, Suite 900, Dallas, Texas 75201, is a Texas corporation that serves as the investment advisor to the Fund.  The Advisor is an SEC-registered investment advisor.  The Advisor is wholly-owned by Mutual Capital Alliance, Inc. (formerly known as Mutuals.com Holdings Corp.).  Mutual Capital Alliance, Inc. is an investment holding company founded in March 1994.

Under the Investment Advisory Agreement between the Trust, on behalf of the Fund,  and the Advisor (the “Agreement”), the Advisor serves as the investment advisor to the Fund, and supervises the management of the Fund’s investments and business affairs, subject to the oversight and review of the Board of Trustees.  For its services, the Advisor is entitled to an annual advisory fee of 1.50% of the Fund’s daily net assets.  The advisory fee is payable to the Advisor monthly based on the daily net assets of the Fund for the month involved.  In addition to the services provided by the Advisor pursuant to the Agreement, the Advisor may, from time to time, provide the Fund with office space for managing its affairs, with the services of required personnel and with certain clerical services and facilities.  These services are provided without reimbursement by the Fund for any costs incurred.

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Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (not including “Excluded Expenses” as discussed in the Fund’s Prospectus), are limited to 1.73%.

This agreement is in effect through at least December 30, 2017.  Under the expense agreement, the Advisor may recoup waived or reimbursed expenses for a three-year period following such waiver or reimbursement, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.

Sub-Advisor
Carbon Beach Asset Management, LLC, located at 201 Ocean Avenue, Suite 1702P, Santa Monica, California 90402 is the Sub-Advisor to the Fund (“Carbon Beach” or the “Sub-Advisor”).  Carbon Beach is 50% owned by Mr. Tobias Carlisle and 50% owned by Mr. Colin Macintosh.  It is the Advisor’s responsibility to select a Sub-Advisor for the Fund and to review the Sub-Advisor’s performance.

The Advisor provides investment management evaluation services by performing initial due diligence on the Sub-Advisor and thereafter monitoring the Sub-Advisor’s performance for compliance with the Fund’s investment objective and strategies, as well as adherence to its investment style.  The Advisor also conducts performance evaluations through in-person, telephonic and written consultations.  In evaluating the Sub-Advisor, the Advisor considers, among other factors: its level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications.

The Advisor has the responsibility for communicating performance expectations and evaluations to the Sub-Advisor and ultimately recommending to the Board of Trustees whether the sub-advisory agreement should be renewed, modified or terminated.

The Advisor has entered into a sub-advisory agreement with the Sub-Advisor and the Advisor will pay the Sub-Advisor monthly, an annual fee of 1.00% based upon the average daily net assets of the Fund, which the Advisor will pay out of the advisory fee paid to the Advisor from the Fund.  In determining the compensation structure for the Sub-Advisor, the Advisor employs the following general criteria: (i) the type of asset class managed by the Sub-Advisor; (ii) the current market rate; and (iii) the anticipated asset flow for the Fund.  The Fund is not responsible for the payment of the sub-advisory fees.

The Advisor is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Advisor, the Custodian, the Administrator or the Fund’s Transfer Agent.  Although the Sub-Advisor’s activities are subject to oversight by the Board of Trustees and the officers of the Trust, neither the Board of Trustees nor the officers nor the Advisor evaluate the investment merits of the Sub-Advisor’s individual security selections.  The Sub-Advisor has discretion to purchase, manage and sell portfolio securities for the Fund’s investment portfolio, subject to the Fund’s investment objective, policies and limitations.  The Fund’s portfolio is managed by a portfolio manager as discussed in the Fund’s Prospectus and below.

Portfolio Managers
Tobias Carlisle and Colin Macintosh (portfolio managers of the Sub-Advisor) serve as the portfolio managers of the Fund (the “Portfolio Managers”) and are responsible for the portfolio management of and investment research for the Fund.

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Other Accounts Managed by the Portfolio Managers
The following provides information regarding other accounts managed by the Portfolio Managers as of September 30, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Tobias Carlisle
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$7.5MM	1	$1MM

Colin Macintosh
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$7.5MM	1	$1MM

Potential Conflicts of Interest – Advisor and Sub-Advisor
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, a portfolio manager who manages multiple accounts may be presented with the following potential conflicts:

•	The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the Fund and the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple funds and accounts.

•	With respect to securities transactions for the Fund, the Sub-Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.

•	The appearance of a conflict of interest may arise where the Sub-Advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Fund’s code of ethics will adequately address such conflicts. One of a portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Because a portfolio manager’s compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

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•	Although the portfolio manager generally does not trade securities in his or her own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Sub-Advisor and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Portfolio Managers Compensation
The portfolio managers are compensated through the Sub-Advisor’s management fee.  The portfolio managers are also compensated based on management fees received from other accounts.

Ownership of Fund Shares by the Portfolio Managers
As of the date of this SAI, the Portfolio Managers did not own any shares of the Fund.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC, a Delaware limited liability company located at 615 East Michigan St., Milwaukee, Wisconsin 53202, is the distributor and principal underwriter for the shares of the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”), among the Trust, the Advisor and the Distributor dated May 23, 2001.  The Distribution Agreement was initially approved by the Board of Trustees on May 23, 2001 and most recently renewed by the Board of Trustees on May 27, 2016.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.  The Distributor is compensated by the Advisor, not the Fund, except to the extent allowed under the Rule 12b-1 Plan, as discussed below.

12b-1 Distribution Plan
The Fund has adopted a distribution plan pursuant to Rule 12b‑1 under the 1940 Act (the “Plan”) on behalf of the Fund.  Under the Distribution Plan, the Fund may pay an annual fee to the Distributor for distribution services up to 0.25%.  Institutional Class shares of the Fund are not subject to the Plan and do not pay Rule 12b-1 fees.  Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Trustees.  Such activities typically include: advertising; marketing; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.  Payments under the Plan are based upon a percentage of average daily net assets attributable to the Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor.  However, in no event may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases the Fund’s expenses from what they would otherwise be.

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Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses that are incurred, that the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Service Providers
The Trust has entered into a series of agreements whereby certain parties will provide various services to the Fund.

USBFS provides accounting and administrative services and acts as transfer agent and dividend disbursing agent to the Fund.  USBFS is located at 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing distributions declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for “blue sky” purposes and assistance in the preparation of the Trust’s registration statement under federal and state securities laws.

U.S. Bank, N.A. (the “Custodian”), an affiliate of USBFS, is the custodian of the assets of the Fund pursuant to an amended and restated custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out‑of‑pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Pursuant to an Amended and Restated Fund Administration Servicing Agreement and an Amended and Restated Fund Accounting Servicing Agreement, each between USBFS and the Trust dated July 24, 2012, USBFS also performs certain administrative, accounting and tax reporting functions for the Fund, including the preparation and filing of federal and state tax returns, preparing and filing securities registration compliance forms with various states, compiling data for and preparing notices to the SEC, preparing financial statements for the annual and semi-annual reports to the SEC and current investors, monitoring the Fund’s expense accruals and performing securities valuations and, from time to time, monitoring the Fund’s compliance with its investment objectives and restrictions.  Pursuant to the Amended and Restated Fund Administration Servicing Agreement, USBFS is entitled to receive from the Trust a fee, computed daily and payable monthly, in a minimum annual amount of $75,000 per Fund.

CODE OF ETHICS
The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (the “Codes”) that govern the conduct of all employees and other supervised persons of the Trust and the Advisor.  The Codes recognize that such persons owe a fiduciary duty to the Fund’s shareholders and must place the interests of shareholders ahead of their own interests.  The Codes address compliance with federal securities laws, personal trading and reporting requirements.

Among other things, the Codes require: pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings and limited (private placement) offerings.  Violations of the Codes are subject to review by the Board of Trustees and may result in severe penalties.

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PROXY VOTING GUIDELINES
The Board of Trustees has adopted proxy voting procedures that delegate to the Sub-Advisor the authority to vote proxies, subject to the supervision of the Board of Trustees.  In addition, the Board of Trustees authorized the Advisor to retain a third party voting service to provide recommendations on proxy votes or vote proxies on the Fund’s behalf.  The Trust’s proxy voting procedures provide that, in the event of a conflict between the interests of the Sub-Advisor and the Fund with regard to a proxy vote, a majority of the Independent Trustees will be responsible for resolving the conflict.  The Sub-Advisor, subject to oversight by the Board of Trustees, seeks to ensure that all voting decisions, particularly those that may involve a potential conflict of interest with the Fund’s principal underwriter or any affiliated person of the Fund, are made consistent with the Advisor’s fiduciary duty to the Fund and its shareholders.

The Sub-Advisor votes proxies in a manner designed to maximize the value of the Fund’s investment.  The Sub-Advisor generally votes in accordance with management’s recommendations.  If the Sub-Advisor believes management is not acting on behalf of the best interests of the Fund and its shareholders, the Sub-Advisor will not vote with management.  When voting, the following factors are taken into consideration:

•	the period of time over which the voting shares of the Fund are expected to be held;

•	the size of the position;

•	the costs involved in the proxy proposal;

•	the existing governance documents of the affected company; and

•	the affected company’s management and operations.

The Board of Trustees has approved the Sub-Advisor’s proxy voting policies and will monitor the implementation of these policies to ensure that the Sub-Advisor’s voting decisions:

•	are consistent with the Sub-Advisor’s fiduciary duty to the Fund and its shareholders;

•	seek to maximize shareholder return and the value of Fund investments;

•	promote sound corporate governance; and

•	are consistent with the Fund’s investment objective and policies.

For investments made by the Fund in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), the Fund must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available without charge, upon request by calling toll-free, 1-866-264-8783 and by accessing the SEC’s website at www.sec.gov.  The Fund will send a description of its proxy voting policies and procedures within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

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Procedures to implement the Program include, but are not limited to, determining that the Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

VALUATION OF SHARES
Shares of the Fund are sold on a continuous basis at the NAV per share next computed, plus any applicable sales charges, following acceptance of an order by the Fund.  The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day; President’s Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.  The Trust may also be open for business on other days in which there is sufficient trading in the Fund’s securities that the Fund’s NAV might be materially affected.  For a description of the methods used to determine the share price, see “Valuation of Fund Shares” in the Fund’s Prospectus.

PURCHASE AND REDEMPTION OF SHARES
Detailed information on the purchase and redemption of shares is included in the Prospectus.  Transactions of the Fund are priced at the applicable price next calculated after receipt of an order.  In order to purchase shares of the Fund, you must invest the initial minimum investment, which ordinarily must be at least $100 for retirement accounts and $2,000 for other types of accounts.  However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k) accounts or other tax-deferred retirement plans.  You may purchase shares on any day that the NYSE is open for business by placing an order with the Fund.

The Fund reserves the right in its sole and absolute discretion to refuse any purchase requests, particularly those that might not be in the best interests of the Fund or its shareholders or could adversely affect the Fund or its operations.  The policy applies to any person or group who, in the Fund’s view, is likely to engage in or has a history of excessive trading.  Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Class A Shares.  You can buy Class A shares of the Fund at the public offering price, which is the NAV plus an up-front sales charge.  The minimum initial amount of investment for Class A shares of the Fund and exchanges into the Fund from another fund in the USA Mutuals fund family is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of distributions.  Class A shares are subject to a Rule 12b-1 fee of up to 0.25%.

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The up-front Class A sales charge and the commissions paid to dealers for the Fund is calculated as follows:

When you invest this amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested(1)	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - but less than $100,000	4.75%	4.99%	4.00%
$100,000 – but less than $250,000	4.00%	4.17%	3.25%
$250,000 – but less than $500,000	3.00%	3.09%	2.50%
$500,000 – but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above(2)	0.00%	0.00%	1.00%(3)
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of those investments made within 18 months of the purchase. If imposed, the CDSC is based on the NAV of the shares at the time of purchase.
(3)	The Advisor may pay a commission of up to 1.00% out of its own resources to financial intermediaries who initiate and are responsible for the purchase of shares of $1 million or more.

The Distributor may, at its discretion, offset the compensation owed to the Distributor for its services with the underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.  The Distributor may also reimburse the Advisor, its affiliates or other dealers for distribution-related expenses they incur from the underwriter concessions at its discretion.

The offering price for Class A shares includes the relevant sales charge.  The commission paid to the Distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares.  Normally, reallowances are paid as indicated in the above table.

Class A Sales Charge Waivers:  The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including:

•	the Advisor and Sub-Advisor or their employees and affiliates, and investment advisory clients or investors referred by the Advisor or Sub-Advisor or their affiliates for purchases direct with the Fund;
•	officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund);
•	employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisor;
•	fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients;
•	broker-dealers who have entered into selling agreements with the Fund’s distributor for their own accounts; and
•	no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Fund.

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Additional information is available by calling 1-866-264-8783.  To receive a reduction in or waiver of your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial advisor or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced or waived sales charge.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs.  The Fund may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Fund’s website at www.usamutuals.com.

Redemption-In-Kind
The Fund does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount.   Under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund reserves the right to make a “redemption-in-kind” (a payment in portfolio securities rather than cash) if the amount redeemed is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, brokerage costs may be incurred by a shareholder in converting these securities to cash.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions made in cash.

PORTFOLIO TRANSACTIONS AND BROKERAGE
Assets of the Fund are invested by the Sub-Advisor in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time.  Within this framework, the Sub-Advisor is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.  The Fund may purchase shares of other investment companies or mutual funds (an “underlying fund”) that charge a sales load or redemption fee.  A redemption fee is a fee imposed by an underlying fund upon shareholders (such as the Fund) redeeming shares of such fund within a certain period of time (such as one year).  The fee is payable to the underlying fund.  Accordingly, if the Fund was to invest in an underlying fund and, as a result of redeeming shares in such underlying fund, incur a redemption fee, the Fund would bear such redemption fee.

To the extent that the Fund invests in shares of other mutual funds, the Fund will not pay any commissions for purchases and sales.  The Fund, however, will bear a portion of the commissions paid by the underlying funds in which it invests in connection with the purchase and sale of portfolio securities.

In connection with its duties to arrange for the purchase and sale of portfolio securities other than investment companies, the Sub-Advisor will select broker-dealers, to the extent necessary, who will, in the Sub-Advisor’s judgment, implement the Fund’s policy to achieve best qualitative execution.  The Sub-Advisor will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality are comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, the Sub-Advisor is authorized to consider, in determining whether a particular broker-dealer will provide the best qualitative execution, the broker-dealer’s reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question.  Further, the Sub-Advisor need not pay the lowest spread or commission available if the Sub-Advisor determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Sub-Advisor’s overall responsibilities as to the accounts as to which it exercises investment discretion.  If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Sub-Advisor is authorized in making such allocation, to consider whether a broker-dealer has provided research services.

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Research obtained using Fund commissions may be in written form or through direct contact with individuals.  Such research may include, but is not necessarily limited to: quotations on portfolio securities and information on particular issuers and industries; other financial, news and other data relating to specific issuers or industries; data relating to general market, economic or institutional activities; comparisons of the performance of the Fund to the performance of various indices and investments for which reliable performance data is available, and similar information.  Further, the aforementioned research may be provided through the use of third-party information services, such as electronic information platforms and recognized mutual fund statistical services.  The Fund recognizes that such research services may or may not be useful to the Fund or other accounts of the Sub-Advisor, and that such research received by such other accounts may or may not be useful to the Fund.

The Sub-Advisor will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Sub-Advisor determines that a better price or execution may be obtained by paying such commissions.  Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Distributor, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder.  These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of the Fund’s assets that may be invested in a particular issue.  The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Board of Trustees, including a majority of the Independent Trustees.

The same security may be suitable for the Fund or another portfolio series of the Trust, or another account managed by the Sub-Advisor.  If and when the Fund and another account simultaneously purchase or sell the same security, the transactions will be allocated in advance and then as to price and amount in accordance with arrangements equitable to the Fund and the other account.  The simultaneous purchase or sale of the same securities by the Fund and other account may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The Board of Trustees will review quarterly the Sub-Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

FEDERAL INCOME TAX CONSIDERATIONS
The following is a summary of certain federal income tax considerations generally affecting the Fund and its shareholders.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here are not intended as substitutes for careful tax planning.  You should consult your personal tax advisor to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.

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The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and to use these carryforwards to offset future realized capital gains.

Distributions of Investment Company Taxable Income
The Fund receives income generally in the form of dividends, interest, net short-term capital gain and net gain from foreign currency transactions.  This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s “investment company taxable income” from which distributions may be paid to you.  If you are an investor subject to income taxes, any distributions by the Fund from such income (other than amounts reported as qualified dividend income) will be taxable to you at ordinary income tax rates, whether you receive them in cash or reinvest them in additional Fund shares.  For non-corporate shareholders, distributions of investment company taxable income attributable to and reported as qualified dividend income are currently taxable at long-term capital gain rates, provided certain holding period requirements are met by the shareholder.  For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount as eligible for deduction, and the shareholder meets certain holding period requirements.  To the extent distributions of investment company taxable income include net short-term capital gain, such distributions cannot be offset by a shareholder’s capital losses from other sources.

Distributions of Net Capital Gain
The Fund may realize capital gains or losses in connection with sales or other dispositions of securities, whether actual or deemed.  Net short-term capital gain, if any, will be distributed as investment company taxable income which is taxable to shareholders at ordinary income rates.  Distributions of “net capital gain” (the excess of net long-term capital gain over net short-term capital loss) will be taxable to non-corporate shareholders as long-term capital gain, regardless of how long such shareholders have held their shares in the Fund.  Any net capital gain realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.  Distributions of net capital gain are not eligible for qualified dividend income treatment for non-corporate shareholders or the dividends-received deduction for corporate shareholders.

Information on the Amount and Tax Character of Distributions
The Fund will report to you the amount and character of Fund distributions at the time they are paid, and will report to you their tax status for federal income tax purposes shortly after the close of each calendar year.  If you purchase Fund shares shortly before the Fund pays a distribution, you may receive an amount of investment company taxable income or net capital gain that is not equal to the actual amount of such income or net capital gain earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company
The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, the Fund generally pays no federal income tax on the investment company taxable income and net capital gain it distributes to you.  However, the Fund can give no assurances that it will qualify or continue to qualify as a regulated investment company.  If the Fund fails to qualify as a regulated investment company and does not obtain relief from such failure, it would be taxed as a corporation.  The Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on the Fund’s taxable income and gain, and any distributions to you would generally be taxed as dividend income to the extent of the Fund’s earnings and profits.

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Excise Tax Distribution Requirements
To avoid the imposition of federal excise taxes at the Fund level, the Fund must distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period generally ending October 31; and 100% of any undistributed amounts from the prior year.  The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as if received on December 31) but can give no assurances that their distributions will be sufficient to eliminate all taxes at the Fund level.

Medicare Tax Imposed on Certain Income
Certain individuals, trusts and estates may be subject to a Medicare tax of 3.8% (in addition to the regular income tax).  The Medicare tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon the sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Redemption of Fund Shares
Sales, exchanges or redemptions (including redemptions-in-kind) of Fund shares are taxable transactions for federal income tax purposes.  If you sell, exchange or redeem your Fund shares, you will generally realize a taxable capital gain or loss.  Gain or loss realized upon a sale, exchange or redemption of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

Any loss incurred on a sale, exchange or redemption of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to those shares.  All or a portion of any loss that you realize upon the sale, exchange or redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of distributions or otherwise) within 30 days before or after your sale, exchange or redemption.  Any loss disallowed under these rules will be added to your tax basis in the newly acquired shares.

U.S. Government Securities
States generally grant tax-free status to distributions paid to you from interest earned on certain U.S. Government securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income earned on investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment at the state level.  The rules on exclusion of this income are generally different for corporate shareholders.

Dividends-Received Deduction for Corporations
For corporate shareholders, the Fund anticipates that a portion of the distributions of investment company taxable income will qualify for the dividends-received deduction.  Corporate shareholders may be allowed to deduct these distributions, thereby reducing the tax that they would otherwise be required to pay on such distributions.  The dividends-received deduction will be available only with respect to distributions designated by the Fund as eligible for such treatment.  All distributions (including the deducted portion) must be included in a corporate shareholder’s alternative minimum taxable income calculation.

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Investment in Complex Securities
The Fund may invest in complex securities that may be subject to numerous special and complex tax rules.  These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, as long- or short-term capital gain, or as interest or dividend income.  These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to federal income tax on income from certain foreign securities.  These rules could therefore affect the amount, timing or character of Fund distributions.

Tax Withholding
Except in cases of certain exempt shareholders, if (i) a shareholder does not furnish the Fund with a correct Social Security number or Taxpayer Identification Number and certain certifications, or (ii) the Fund receives notification from the IRS requiring backup withholding, federal law requires the Fund to withhold federal income tax from the shareholder’s distributions and redemption proceeds.  For non-U.S. investors (shareholders who, as to the U.S., are non-resident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships), a flat withholding rate (currently 30%) generally applies on U.S.-source income, subject to the exceptions described below for net capital gain.  This rate may be lower under the terms of a tax convention.  For non-U.S. investors, the Fund’s distributions of net capital gain are generally not subject to U.S. withholding tax, provided that this exception does not apply to nonresident alien individuals present in the U.S. for a period or periods aggregating 183 days or more during the taxable year.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid after December 31, 2018 to (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things (or unless such entity is deemed compliant under the terms of an intergovernmental agreement with the United States), and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

COST BASIS REPORTING
The Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired by a shareholder on or after January 1, 2012 (“covered shares”) when the shareholder sells, exchanges or redeems such shares.  These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), credit unions and certain other governmental bodies.

The cost basis of a share is generally its purchase price, adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, exchange or redemption of a share results in a capital gain or loss.  If you sell, exchange or redeem covered shares during any year, then the Fund will report the gain or loss, cost basis, and holding period of such covered shares to the IRS and you on Form 1099.

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A cost basis method is the method by which the Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing NAVs.  If a shareholder does not affirmatively elect a cost basis method, the Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares.  The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a broker (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

COUNSEL
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and has passed upon the legality of the shares offered by the Fund’s Prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, has been selected as the independent registered public accounting firm of the Trust.  As such, it is responsible for auditing the financial statements of the Fund.

FINANCIAL STATEMENTS
As the Fund has recently commenced operations, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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USA MUTUALS
PART C

OTHER INFORMATION

Item 28. Exhibits

(a)			Declaration of Trust.
(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on December 7, 2011 and is incorporated by reference.

(ii)
Agreement and Declaration of Trust was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(d)			Investment Advisory Contracts.
	(i)	(A)
Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the SEC on July 25, 2014 and is incorporated by reference.

(B)
First Amendment to the Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A filed with the SEC on May 5, 2015 and is incorporated by reference.

(C)
Second Amendment to the Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed with the SEC on September 28, 2015 and is incorporated by reference.

(D)
Third Amendment to the Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A filed with the SEC on December 29, 2015 and is incorporated by reference.

		(E)	Fourth Amendment to the Amended and Restated Investment Advisory Agreement — Filed Herewith.
	(ii)		Sub-Advisory Agreement between USA Mutuals Advisors, Inc. and Carbon Beach Asset Management, LLC — Filed Herewith.
(e)	(i)	(A)
Amended and Restated Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

(B)
Amendment to the Amended and Restated Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the SEC on July 25, 2014 and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)	(i)	(A)
Amended and Restated Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

(B)
Amendment to the Amended and Restated Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2015 and is incorporated by reference.

(h)			Other Material Contracts.
	(i)	(A)
Amended and Restated Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

(B)
Amendment to the Amended and Restated Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2015 and is incorporated by reference.

	(ii)	(A)
Amended and Restated Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

(B)
Amendment to the Amended and Restated Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2015 and is incorporated by reference.

	(iii)	(A)
Amended and Restated Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

(B)
Amendment to the Amended and Restated Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2015 and is incorporated by reference.

	(iv)	(A)
Power of Attorney for Michael D. Akers and Gary A. Drska was previously filed with Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A filed with the SEC on May 29, 2013 and is incorporated by reference.

	(v)	(A)
Expense Waiver and Reimbursement Agreement was previously filed with Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A filed with the SEC on July 29, 2016 and is incorporated by reference.

		(B)	Schedule A to the Expense Waiver and Reimbursement Agreement — Filed Herewith.
(i)			Legal Opinions.
(i)
Opinion and Consent of Counsel was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A relating to Investor Class shares of USA Mutuals Vice Fund (f/k/a USA Mutuals Barrier Fund and Vice Fund) filed with the SEC on June 15, 2001 and is incorporated by reference.

(ii)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A relating to Class A and Class C shares of the USA Mutuals Vice Fund (f/k/a USA Mutuals Barrier Fund and Vice Fund) filed with the SEC on December 7, 2011 and is incorporated by reference.

(iii)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A relating to the Institutional Class shares of the USA Mutuals Vice Fund (f/k/a USA Mutuals Barrier Fund and Vice Fund) filed with the SEC on July 29, 2013 and is incorporated by reference.

	(iv)		Opinion and Consent of Counsel relating to Institutional Class and Class A shares of the USA Mutuals/Carbon Beach Deep Value Fund — Filed Herewith.
(j)			Other Opinions.
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	(i)	Consent of Independent Registered Public Accounting Firm — Not Applicable.
(k)		Omitted Financial Statements — Not Applicable.
(l)
Initial Capital Agreements were previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(m)		Amended and Restated Distribution (Rule 12b-1) and Shareholder Servicing Plan — Filed Herewith.
(n)		Amended and Restated Rule 18f-3 Multiple Class Plan — Filed Herewith.
(o)		Reserved.
(p)		Code of Ethics.
(i)
Code of Ethics for Registrant and Adviser was previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed with the SEC on July 29, 2013 and is incorporated by reference.

(ii)
Quasar Distributors, LLC Code of Ethics was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the SEC on July 25, 2014 and is incorporated by reference.

(iii)
Registrant’s Independent Trustees Code of Ethics was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

	(iv)	Code of Ethics of Carbon Beach Asset Management, LLC — Filed Herewith.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None.

Item 30.  Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

USA Mutuals Advisors, Inc. (the “Advisor”), located at 700 N. Pearl Street, Suite 900, Dallas, TX 75201, serves as the investment adviser for the Registrant.  The Advisor is a registered investment adviser.  The business and other connections of the Advisor, as well as the names and titles of the executive officers and directors of the Advisor, are further described in the Advisor’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC on September 28, 2016.

Carbon Beach Asset Management, LLC (“Carbon Beach”), located at 201 Ocean Avenue, Suite 1702P, Santa Monica, CA 90402, serves as a sub-advisor with respect to the Registrant’s USA Mutuals/Carbon Beach Depp Value Fund.  Carbon Beach is a registered investment advisor.  The business and other connections of Carbon Beach, as well as the names and titles of executive officers and all directors of Carbon beach, are further described in the Sub-Advisor’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC on October 5, 2016.

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Item 32.  Principal Underwriter

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Manager Directed Portfolios
Appleton Funds	Matrix Advisors Value Fund, Inc.
Barrett Opportunity Fund, Inc.	Merger Fund
Bridge Builder Trust	Monetta Trust
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Brookfield Investment Funds	Oaktree Funds
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
CG Funds Trust	PRIMECAP Odyssey Funds
Compass EMP Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
Glenmede Portfolios	Stone Ridge Trust III
GoodHaven Funds Trust	Stone Ridge Trust V
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street EWM Funds Trust
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

4

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	Chairperson and Trustee
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not Applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	USA Mutuals Advisors, Inc. 700 North Pearl Street, Suite 900 Dallas, Texas 75201
Registrant’s Sub-Adviser to USA Mutuals/Carbon Beach Deep Value Fund	Carbon Beach Asset Management, LLC 201 Ocean Avenue, Suite 1702P, Santa Monica, California 90402
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 52 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas, on the 28th day of December, 2016.

USA MUTUALS (Registrant)

By:  /s/ Michael N. Loukas
       Michael N. Loukas
       President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 52 to its Registration Statement has been signed below on December 28, 2016, by the following persons in the capacities indicated.

/s/ Michael N. Loukas Michael N. Loukas	President

/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairman and Trustee

/s/ Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee

/s/ Gary A. Drska* Gary A. Drska	Independent Trustee

* By /s/ Joseph C. Neuberger
Joseph C. Neuberger
Trustee and Chairperson

*Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A with the SEC on May 29, 2013, and is incorporated by reference.

6

EXHIBIT INDEX

Exhibit	Exhibit No.

Fourth Amendment to the Amended and Restated Investment Advisory Agreement	EX.99.d.(i)(E)
Sub-Advisory Agreement	EX.99.d.(ii)
Schedule A to the Expense Waiver and Reimbursement Agreement	EX.99.h.(v)(B)
Opinion and Consent of Counsel	EX.99.i.(iv)
Amended and Restated Distribution (Rule 12b-1) and Shareholder Servicing Plan	EX.99.m
Amended and Restated Rule 18f-3 Multiple Class Plan	EX.99.n
Code of Ethics of Carbon Beach Asset Management, LLC	EX.99.p.(iv)